Business combinations - Summary of Acquisition of Suiteshare (Parenthetical) (Detail) - Suiteshare [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 1,816 [1]
Maximum Earn Out Cash	$ 1,699

[1]	US$1,816 was paid on the acquisition date directly to the sellers.